Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.39950%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,220,138.63

Principal:
Principal Collections	$33,105,562.99
Prepayments in Full	$16,381,622.21
Liquidation Proceeds	$590,602.44
Recoveries	$34,874.79
Sub Total	$50,112,662.43
Collections	$53,332,801.06

Purchase Amounts:
Purchase Amounts Related to Principal	$119,240.78
Purchase Amounts Related to Interest	$482.87
Sub Total	$119,723.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,452,524.71

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,452,524.71
Servicing Fee	$1,112,027.19	$1,112,027.19	$0.00	$0.00	$52,340,497.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$52,340,497.52
Interest - Class A-2a Notes	$382,764.54	$382,764.54	$0.00	$0.00	$51,957,732.98
Interest - Class A-2b Notes	$215,882.20	$215,882.20	$0.00	$0.00	$51,741,850.78
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$50,808,373.28
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$50,489,089.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,489,089.28
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$50,380,656.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,380,656.36
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$50,303,760.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,303,760.53
Regular Principal Payment	$46,071,348.07	$46,071,348.07	$0.00	$0.00	$4,232,412.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,232,412.46
Residual Released to Depositor	$0.00	$4,232,412.46	$0.00	$0.00	$0.00
Total		$53,452,524.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,071,348.07
Total					$46,071,348.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$32,687,562.32	$62.25	$382,764.54	$0.73	$33,070,326.86	$62.98
Class A-2b Notes	$13,383,785.75	$62.25	$215,882.20	$1.00	$13,599,667.95	$63.25
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$46,071,348.07	$24.96	$2,036,736.99	$1.10	$48,108,085.06	$26.06

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$255,176,359.43	0.4859576	$222,488,797.11	0.4237075
Class A-2b Notes	$104,480,893.68	0.4859576	$91,097,107.93	0.4237075
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,186,617,253.11	0.6429230	$1,140,545,905.04	0.6179610

Pool Information
Weighted Average APR	2.838%	2.829%
Weighted Average Remaining Term	46.88	46.07
Number of Receivables Outstanding	61,253	59,941
Pool Balance	$1,334,432,627.17	$1,283,514,255.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,233,560,311.33	$1,186,725,187.68
Pool Factor	0.6681038	0.6426107

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$96,789,067.67
Targeted Overcollateralization Amount	$142,968,350.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$142,968,350.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		156	$721,343.40
(Recoveries)		50	$34,874.79
Net Loss for Current Collection Period			$686,468.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6173%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4145%
Second Prior Collection Period			0.3535%
Prior Collection Period			0.4419%
Current Collection Period			0.6293%
Four Month Average (Current and Prior Three Collection Periods)			0.4598%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1717	$5,052,817.87
(Cumulative Recoveries)			$358,483.94
Cumulative Net Loss for All Collection Periods			$4,694,333.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2350%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,942.82
Average Net Loss for Receivables that have experienced a Realized Loss			$2,734.03

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	494	$12,008,463.53
61-90 Days Delinquent	0.08%	39	$1,008,040.44
91-120 Days Delinquent	0.03%	10	$345,090.81
Over 120 Days Delinquent	0.02%	10	$208,027.18
Total Delinquent Receivables	1.06%	553	$13,569,621.96

Repossession Inventory:
Repossessed in the Current Collection Period		37	$909,964.95
Total Repossessed Inventory		56	$1,386,723.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0849%
Prior Collection Period			0.0996%
Current Collection Period			0.0984%
Three Month Average			0.0943%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1216%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer